Long-term debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-term debt
Schedule of Long-term Debt Instruments
June 30, 2023 December 31, 2022
Senior unsecured bond 119,100 125,000
Secured long-term debt 423,749 405,120
Total long-term

debt
$ 542,849 $ 530,120
Less: Deferred financing costs

(7,526) (7,609)
Long-term debt, net of deferred financing costs $ 535,323 $ 522,511
Less: Current long-term debt, net of deferred financing

costs,
current (49,428) (91,495)
Long-term debt, excluding current maturities $ 485,895 $ 431,016

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 51,783 Year 2 51,783 Year 3 170,883 Year 4 51,783 Year 5 179,229 Year 6 and thereafter 37,388 Total $ 542,849